UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07503

Morgan Stanley Japan Fund
(Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York		10020
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 1221 Avenue of the Americas, New York, New York 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-762-4000

Date of fiscal year end:	May 31, 2006

Date of reporting period:	February 28, 2006

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Japan Fund

Portfolio of Investments February 28, 2006 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (a) (99.8%)
	Apparel/Footwear (4.5%)
77,000	Daidoh, Ltd.	$1,128,095
293,000	Descente, Ltd.	1,723,841
28,000	Levi Strauss Japan Kabushiki Kaisha	600,236
		3,452,172
	Apparel/Footwear Retail (1.9%)
78,200	Nishimatsuya Chain Co., Ltd.	1,501,199

	Beverages: Non-Alcoholic (3.6%)
90,000	ITO EN, Ltd.	2,789,841

	Chemicals: Specialty (6.6%)
45,300	Shin-Etsu Chemical Co., Ltd.	2,411,622
387,000	Taiyo Nippon Sanso Corp.	2,699,195
		5,110,817
	Commercial Printing/Forms (0.7%)
31,400	Asia Securities Printing Co., Ltd.	552,575

	Computer Peripherals (5.0%)
105,100	Roland DG Corp.	2,822,136
541	Wacom Co., Ltd.	1,081,882
		3,904,018
	Containers/Packaging (1.2%)
49,500	Pack Corp. (The)	915,668

	Electric Utilities (4.0%)
98,520	Electric Power Development Co., Ltd.	3,128,694

	Electronic Components (6.0%)
202	AXELL Corp.	766,589
30,600	Hamamatsu Photonics KK	865,016
57,800	Hoya Corp.	2,283,317
64,300	Zuken Inc.	753,157
		4,668,079
	Electronic Distributors (1.7%)
90,000	Fujitsu Devices, Inc.	1,283,885

	Electronic Equipment/Instruments (8.1%)
49,500	Canon Inc.	3,108,648
8,000	Keyence Corp.	2,181,110
53,000	Ricoh Co., Ltd.	983,430
		6,273,188
	Electronics/Appliance Stores (1.2%)
31,900	Culture Convenience Club Co., Ltd.	927,381

	Engineering & Construction (1.3%)
144,000	Kandenko Co., Ltd.	1,040,256

	Financial Conglomerates (3.6%)
346	Mizuho Financial Group, Inc.	2,755,540

	Food: Specialty/Candy (3.0%)
62,800	Unicharm Petcare Corp.		2,349,300

	Industrial Machinery (3.6%)
19,600	SMC Corporation		2,759,623

	Information Technology Services (3.4%)
103,800	Hitachi Systems & Services, Ltd.		2,598,497

	Internet Retail (1.3%)
35,900	ASKUL Corp.		975,311

	Major Banks (3.6%)
253	Sumitomo Mitsui Financial Group, Inc.		2,752,665

	Metal Fabrications (2.4%)
102,200	Tsubaki Nakashima Co., Ltd.		1,874,719

	Miscellaneous Commercial Services (5.0%)
26,800	ART Corp.		916,334
72,000	Secom Techno Service Co., Ltd. *		2,924,545
			3,840,879
	Packaged Software (2.0%)
50,500	Trend Micro Inc.		1,548,076

	Pharmaceuticals: Other (5.0%)
101,500	Hisamitsu Pharmaceutical Co., Inc.		2,419,617
57,000	Tsumura & Co.		1,476,561
			3,896,178
	Real Estate Development (0.8%)
92,000	Airport Facilities Co., Ltd.		604,488

	Recreational Products (2.1%)
80,810	KOEI Co., Ltd.		1,646,916

	Regional Banks (2.8%)
258,000	Bank of Fukuoka, Ltd. (The)		2,175,891

	Restaurants (1.0%)
41,700	Ichibanya Co., Ltd.		796,792

	Steel (5.1%)
51,300	JFE Holdings, Inc.		1,904,787
506,000	Nippon Steel Corp.		2,018,286
			3,923,073
	Trucks/Construction/Farm Machinery (2.8%)
88,700	Hitachi Construction Machinery Co., Ltd.		2,170,696

	Wholesale Distributors (6.5%)
56,800	Impact 21 Co., Ltd.		1,368,162
119,300	Meiko Shokai Co., Ltd.		2,198,161
63,000	Toyota Tsusho Corp.		1,458,047
			5,024,370

	TOTAL INVESTMENTS
	(Cost $67,971,766) (b)	99.8%	77,240,787
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.2	158,071
	NET ASSETS	100.0%	$77,398,858

*	Non-income producing security.
(a)

Securities with total market value equal to $77,240,787 have been valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(b)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $10,028,283 and the aggregate gross unrealized depreciation is $759,262, resulting in net unrealized appreciation of $9,269,021.

Morgan Stanley Japan Fund

Summary of Investments February 28, 2006 (unaudited)

		PERCENT OF
INDUSTRY	VALUE	NET ASSETS

Electronic Equipment/Instruments	$6,273,188	8.1%
Chemicals: Specialty	5,110,817	6.6
Wholesale Distributors	5,024,370	6.5
Electronic Components	4,668,079	6.0
Steel	3,923,073	5.1
Computer Peripherals	3,904,018	5.0
Pharmaceuticals: Other	3,896,178	5.0
Miscellaneous Commercial Services	3,840,879	5.0
Apparel/Footwear	3,452,172	4.5
Electric Utilities	3,128,694	4.0
Beverages: Non-Alcoholic	2,789,841	3.6
Industrial Machinery	2,759,623	3.6
Financial Conglomerates	2,755,540	3.6
Major Banks	2,752,665	3.6
Information Technology Services	2,598,497	3.4
Food: Specialty/Candy	2,349,300	3.0
Regional Banks	2,175,891	2.8
Trucks/Construction/Farm Machinery	2,170,696	2.8
Metal Fabrications	1,874,719	2.4
Recreational Products	1,646,916	2.1
Packaged Software	1,548,076	2.0
Apparel/Footwear Retail	1,501,199	1.9
Electronic Distributors	1,283,885	1.7
Engineering & Construction	1,040,256	1.3
Internet Retail	975,311	1.3
Electronics/Appliance Stores	927,381	1.2
Containers/Packaging	915,668	1.2
Restaurants	796,792	1.0
Real Estate Development	604,488	0.8
Commercial Printing/Forms	552,575	0.7

	$77,240,787	99.8%

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Japan Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 19, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 19, 2006